OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Share-based Compensation, Stock Options, Activity - USD ($)							3 Months Ended	12 Months Ended
	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares (in Shares)							8,510,319	8,245,190		7,780,190
Options Outstanding, Weighted-Average Exercise Price							$ 2.11	$ 2.24		$ 2.30
Options Outstanding, Weighted-Average Remaining Contractual Term							5 years 73 days	5 years 73 days	5 years 255 days	6 years 146 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)							$ 27,045	$ 0		$ 0
Options Exercisable, Shares (in Shares)							7,168,319	7,347,486	7,028,639
Options Exercisable, Weighted-Average Exercise Price							$ 2.20	$ 2.19
Options Exercisable, Weighted-Average Remaining Contractual Term							4 years 255 days	4 years 292 days
Options Exercisable, Aggregate Intrinsic Value (in Dollars)							$ 104,305	$ 25,394
Options Granted, Shares (in Shares)	105,898	300,000	475,000	130,000	5,000	150,000	50,000	1,680,898	905,000
Options Granted, Weighted-Average Exercise Price	$ 1.37	$ 1.50	$ 1.57	$ 1.55	$ 1.35	$ 1.36	$ 1.42	$ 1.50	$ 1.71
Options Granted, Weighted-Average Remaining Contractual Term							10 years	10 years	10 years
								$ 0	$ 0
Options Exercised, Shares (in Shares)							0	0	0
Options Exercised, Weighted-Average Exercise Price								$ 0	$ 0
Options Canceled, Shares (in Shares)							(330,000)	(1,415,769)	(440,000)
Options Canceled, , Weighted-Average Exercise Price							$ 1.66	$ 2.17	$ 2.24
Options Outstanding, Shares (in Shares)							8,230,319	8,510,319	8,245,190
Options Outstanding, Weighted-Average Exercise Price							$ 2.12	$ 2.11	$ 2.24
Options Outstanding, Aggregate Intrinsic Value (in Dollars)							$ 158,930	$ 27,045	$ 0